Deferred taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	R$ 155	R$ 77,251	R$ 75,799
Statement of operations		(79,998)	1,447
Shareholders equity and other		2,902	5
Total deferred taxes - liabilities
Statement of operations		(242,161)	(34,496)
Income Tax Losses Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		54,919	50,385
Statement of operations		(54,919)	4,534
Shareholders equity and other
Negative Basis Of Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		19,770	18,137
Statement of operations		(19,770)	1,633
Shareholders equity and other
Provision For Loss With Other Credits [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	153	2,174	7,132
Statement of operations		(2,021)	(4,958)
Shareholders equity and other
Provision For Legal Proceedings And Tax Obligations [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		45	(94)
Statement of operations		(45)	139
Others [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	2	343	239
Statement of operations		(3,243)	99
Shareholders equity and other		2,902	5
Slots [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	(353,226)	(353,226)	(353,226)
Statement of operations
Shareholders equity and other
Depreciation Of Engines and Parts For Aircraft Maintenance [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	(346,715)	(227,878)	(202,522)
Statement of operations		(118,837)	(25,356)
Shareholders equity and other
Breakage Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	(396,038)	(300,029)	(197,246)
Statement of operations		(96,009)	(102,783)
Shareholders equity and other
Reversal Of Goodwill Amortization For Tax Purposes [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	(237,126)	(190,211)	(143,297)
Statement of operations		(46,915)	(46,914)
Shareholders equity and other
Derivative Transactions [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	35,423	22,185	(502)
Statement of operations		13,238	22,687
Shareholders equity and other
Allowance For Expenses Loss On Trade Receivables And Other Credits [member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	67,693	200,790	209,141
Statement of operations		(133,097)	(8,351)
Shareholders equity and other
Provision For Aircraft And Engine Return [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	396,602	306,149	310,746
Statement of operations		90,453	(4,597)
Shareholders equity and other
Provision For Legal Proceedings And Tax Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	291,593	274,883	243,826
Statement of operations		16,710	31,057
Shareholders equity and other
Aircraft Leases And Others [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	273,971	187,255	84,500
Statement of operations		86,716	102,755
Shareholders equity and other
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	69,306	43,728	48,169
Statement of operations		25,578	(4,441)
Shareholders equity and other
Total Deferred Taxes Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets	R$ (198,517)	(36,354)	(411)
Statement of operations		R$ (162,163)	(35,943)
Shareholders equity and other